Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Leases [Abstract]
Rental expenses for all operating lease	$ 57.5	$ 53.8	$ 50.9